Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Payroll and benefits	$ 0	$ 0	$ 13,490
Professional fees	155,108	95,397	111,711
Share-based compensation	3,744,172	0	651,692
Related Parties Transaction [Member]
Statement [Line Items]
Payroll and benefits	448,984	381,777	439,175
Consulting fees	341,541	331,682	335,045
Professional fees	35,946	0	0
Share-based compensation	3,744,172	0	640,692
Total	$ 4,570,643	$ 713,459	$ 1,414,912